Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Utilities Fund
Entity Central Index Key	0001087966
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000002899
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class AAA
Trading Symbol	GABUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class AAA	$71	1.40%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class AAA	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/14	10,000	10,000	10,000	10,000
6/15	9,411	10,742	9,710	9,480
6/16	10,807	11,171	12,766	10,882
6/17	11,277	13,170	13,081	11,219
6/18	11,569	15,063	13,527	11,888
6/19	12,979	16,632	16,101	13,667
6/20	11,633	17,881	15,762	12,834
6/21	14,127	25,175	18,247	15,150
6/22	14,551	22,501	20,857	16,484
6/23	14,017	26,910	20,089	16,422
6/24	14,201	33,519	21,660	17,901

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class AAA	4.59%	1.30%	1.84%	3.57%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Utilities Index	9.44%	7.82%	6.11%	8.04%
Lipper Utility Fund Average	8.50%	9.01%	5.55%	6.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 1,452,187,602
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 7,382,681
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,452,187,602 Number of Portfolio Holdings220 Portfolio Turnover Rate0% Management Fees$7,382,681
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.6%
Communications	8.3%
Other	4.8%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
NextEra Energy Inc.	8.9%
National Fuel Gas Co.	5.8%
Southwest Gas Holdings Inc.	3.7%
The AES Corp.	3.6%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.3%
WEC Energy Group Inc.	2.8%
ONEOK Inc.	2.7%
Eversource Energy	2.6%
Otter Tail Corp.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000239633
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class C
Trading Symbol	GUXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class C	$64	1.28%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class C	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/14	10,000	10,000	10,000	10,000
6/15	9,237	10,742	9,710	9,480
6/16	10,430	11,171	12,766	10,882
6/17	10,705	13,170	13,081	11,219
6/18	10,790	15,063	13,527	11,888
6/19	11,906	16,632	16,101	13,667
6/20	10,499	17,881	15,762	12,834
6/21	12,541	25,175	18,247	15,150
6/22	12,688	22,501	20,857	16,484
6/23	12,007	26,910	20,089	16,422
6/24	11,951	33,519	21,660	17,901

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class C	3.15%	(0.47)%	1.05%	2.78%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Utilities Index	9.44%	7.82%	6.11%	8.04%
Lipper Utility Fund Average	8.50%	9.01%	5.55%	6.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 1,452,187,602
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 7,382,681
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,452,187,602 Number of Portfolio Holdings220 Portfolio Turnover Rate0% Management Fees$7,382,681
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.6%
Communications	8.3%
Other	4.8%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
NextEra Energy Inc.	8.9%
National Fuel Gas Co.	5.8%
Southwest Gas Holdings Inc.	3.7%
The AES Corp.	3.6%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.3%
WEC Energy Group Inc.	2.8%
ONEOK Inc.	2.7%
Eversource Energy	2.6%
Otter Tail Corp.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002901
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class C1
Trading Symbol	GAUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class C1	$3,488,435,200	70152048.53%

Expenses Paid, Amount	$ 3,488,435,200
Expense Ratio, Percent	70152048.53%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/14	0	0	0
6/15	0	0	0
6/16	0	0	0
6/17	0	0	0
6/18	0	0	0
6/19	0	0	0
6/20	0	0	0
6/21	0	0	0
6/22	0	0	0
6/23	0	0	0
6/24	0	0	0

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Utilities Index	9.44%	7.82%	6.11%	8.04%
Lipper Utility Fund Average	8.50%	9.01%	5.55%	6.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 1,452,187,602
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 7,382,681
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,452,187,602 Number of Portfolio Holdings220 Portfolio Turnover Rate0% Management Fees$7,382,681
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.6%
Communications	8.3%
Other	4.8%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
NextEra Energy Inc.	8.9%
National Fuel Gas Co.	5.8%
Southwest Gas Holdings Inc.	3.7%
The AES Corp.	3.6%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.3%
WEC Energy Group Inc.	2.8%
ONEOK Inc.	2.7%
Eversource Energy	2.6%
Otter Tail Corp.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000034315
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class I
Trading Symbol	GAUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class I	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class I	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/14	10,000	10,000	10,000	10,000
6/15	9,429	10,742	9,710	9,480
6/16	10,852	11,171	12,766	10,882
6/17	11,347	13,170	13,081	11,219
6/18	11,681	15,063	13,527	11,888
6/19	13,125	16,632	16,101	13,667
6/20	11,801	17,881	15,762	12,834
6/21	14,378	25,175	18,247	15,150
6/22	14,843	22,501	20,857	16,484
6/23	14,342	26,910	20,089	16,422
6/24	14,561	33,519	21,660	17,901

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class I	4.81%	1.53%	2.10%	3.83%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Utilities Index	9.44%	7.82%	6.11%	8.04%
Lipper Utility Fund Average	8.50%	9.01%	5.55%	6.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 1,452,187,602
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 7,382,681
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,452,187,602 Number of Portfolio Holdings220 Portfolio Turnover Rate0% Management Fees$7,382,681
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.6%
Communications	8.3%
Other	4.8%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
NextEra Energy Inc.	8.9%
National Fuel Gas Co.	5.8%
Southwest Gas Holdings Inc.	3.7%
The AES Corp.	3.6%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.3%
WEC Energy Group Inc.	2.8%
ONEOK Inc.	2.7%
Eversource Energy	2.6%
Otter Tail Corp.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002898
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class A
Trading Symbol	GAUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class A	$71	1.40%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class A	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/14	10,000	10,000	10,000	10,000
6/15	9,330	10,742	9,710	9,480
6/16	9,600	11,171	12,766	10,882
6/17	9,442	13,170	13,081	11,219
6/18	9,129	15,063	13,527	11,888
6/19	9,653	16,632	16,101	13,667
6/20	8,155	17,881	15,762	12,834
6/21	9,333	25,175	18,247	15,150
6/22	9,061	22,501	20,857	16,484
6/23	8,226	26,910	20,089	16,422
6/24	7,855	33,519	21,660	17,901

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class A	(1.38)%	(4.51)%	0.62%	2.96%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Utilities Index	9.44%	7.82%	6.11%	8.04%
Lipper Utility Fund Average	8.50%	9.01%	5.55%	6.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 1,452,187,602
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 7,382,681
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,452,187,602 Number of Portfolio Holdings220 Portfolio Turnover Rate0% Management Fees$7,382,681
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.6%
Communications	8.3%
Other	4.8%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
NextEra Energy Inc.	8.9%
National Fuel Gas Co.	5.8%
Southwest Gas Holdings Inc.	3.7%
The AES Corp.	3.6%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.3%
WEC Energy Group Inc.	2.8%
ONEOK Inc.	2.7%
Eversource Energy	2.6%
Otter Tail Corp.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com